Summarize Information relating to Options Outstanding (Detail)														12 Months Ended						12 Months Ended
	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Jun. 30, 2009 2005 Share Plan USD ($)	Jun. 30, 2009 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Price range, lower limit																				$ 7.00	60.00	$ 9.93	85.00	$ 12.84	110.00	$ 15.76	135.00
Outstanding options, Price range, upper limit																				$ 9.92	84.99	$ 12.83	109.99	$ 15.75	134.99	$ 18.67	159.99
Outstanding options, Number of options														4,318,909	4,318,909	5,030,143	5,270,597	5,660,272	4,609,626	3,400	3,400	2,625,234	2,625,234	1,652,471	1,652,471	37,804	37,804
Outstanding options, Weighted average exercise price	119.17	93.89	90.84	$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 14.00	106.00	$ 13.83	111.50	$ 12.53	107.48					$ 8.11	69.48	$ 11.60	99.45	$ 13.96	119.65	$ 15.90	136.29
Outstanding options, Contractual life														3 years	3 years					1 year 11 months 12 days	1 year 11 months 12 days	2 years 6 months 7 days	2 years 6 months 7 days	3 years 8 months 19 days	3 years 8 months 19 days	5 years 4 days	5 years 4 days